Income Taxes - Significant components of current and deferred income tax expense attributable to income from continuing operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Current tax benefit (expense)	$ (1,151,000)	$ (606,000)	$ 4,598,000
Deferred tax benefit (expense)	(12,000)	(25,000)	(3,000)
Income tax benefit (expense)	$ (1,163,000)	$ (631,000)	$ 4,595,000